Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Description of Business and Basis of Presentation
1. Description of Business and Basis of Presentation

Description of Business

Description of Business

Shepherd’s Finance, LLC and subsidiaries (the “Company”, “we” or “our”) is a finance company that engages in commercial lending to residential homebuilders, financing construction of single family homes and residential development. The loans are extended to residential homebuilders and, as such, are commercial loans. We primarily fund our lending and operations by continued issuance of Fixed Rate Subordinated Notes (“Notes”) to the general public, which Notes are unsecured subordinated debt.

Basis of Presentation

The accompanying (a) condensed consolidated balance sheet as of December 31, 2014, which has been derived from audited consolidated financial statements, and (b) unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. While certain information and disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”), management believes that the disclosures herein are adequate to make the unaudited interim condensed consolidated information presented not misleading. In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments necessary for a fair presentation of the consolidated financial position, results of operations and cash flows for the periods presented. Such adjustments are of a normal, recurring nature. The results of operations for any interim period are not necessarily indicative of results expected for the fiscal year ending December 31, 2015. These unaudited interim condensed consolidated financial statements should be read in conjunction with the year end 2014 consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2014 (the “2014 Statements”). The accounting policies followed by the Company are set forth in Note 2 - Summary of Significant Accounting Policies of the notes to the 2014 Statements.

Liquidity and Capital Resources

Our operations are subject to certain risks and uncertainties, particularly related to the concentration of our current operations, the majority of which are to a single customer and geographic region, as well as the evolution of the current economic environment and its impact on the United States real estate and housing markets. Both the concentration of risk and the economic environment could directly or indirectly cause or magnify losses related to certain transactions and access to and cost of adequate financing.

We currently have six sources of capital:

	June 30,	December 31,
	2015	2014
Capital Source
Purchase and sale agreements	$829	$–
Secured line of credit from affiliates	–	–
Unsecured Notes through our Notes offering	6,691	5,427
Other unsecured debt	–	375
Preferred equity	1,000	1,000
Common equity	2,055	2,057

Total	$10,575	$8,859

Certain features of the purchase and sale agreements have added liquidity and flexibility, which have lessened the need for the lines of credit from affiliates. Eventually, the Company intends to permanently replace the lines of credit to affiliates with a secured line of credit from a bank or through other liquidity.

The Company’s anticipated primary sources of liquidity going forward are:
⋅	The purchase and sale agreements, which should allow for a significant increase in loan balances;
⋅
The continued issuance of Notes to the general public through our public Notes offering, which was declared effective by the SEC on October 4, 2012, and has been registered and declared effective in 38 states as of both June 30, 2015 and December 31, 2014. We began to advertise in March 2013 and received an aggregate of approximately $6,691 and $5,427 in Notes proceeds as of June 30, 2015 and December 31, 2014, respectively (net of redemptions). We anticipate continuing our capital raising efforts in 2015, focusing on the efforts that have proven fruitful;

⋅
Interest income and/or principal repayments related to the loans. The Company’s ability to fund its operations remains dependent upon the ability of our largest borrower, whose loan commitments represented 63% and 60% of our total outstanding loan commitments as of June 30, 2015 and December 31, 2014, respectively, to continue paying interest and/or principal. The risk of our largest customer not paying interest is mitigated in the short term by having an interest escrow, which had a balance of $539 and $249 as of June 30, 2015 and December 31, 2014, respectively. While a default by this large customer could impact our cash flow and/or profitability in the long term, we believe that, in the short term, a default might impact profitability, but not liquidity, as we are generally not receiving interest payments from the customer while he is performing (interest is being credited from his interest escrow);

⋅	Funds borrowed from affiliated creditors.

We generated net income of $135 and $89 for six months ended June 30, 2015 and 2014, respectively. At June 30, 2015 and December 31, 2014, we had cash on hand of $1,903 and $558, respectively, and our outstanding debt totaled $7,520 and $5,802, respectively, of which $829 and $0 was secured, respectively. As of June 30, 2015 and December 31, 2014, the amount that we have not loaned, but are obligated to potentially lend to our customers based on our agreements with them, was $4,055 and $1,745 respectively. Our availability on our line of credit from our members was $1,500 at both June 30, 2015 and December 31, 2014. Our borrowings under our purchase and sale agreements were $829 and $0 at June 30, 2015 and December 31, 2014, respectively. The purchase and sale agreement adds liquidity and allows us to expand our business.

Our current plan is to expand the commercial lending program by using current liquidity and available funding (including funding from our Notes program). We have anticipated the costs of this expansion and the continuing costs of maintaining our public company status, and we anticipate generating, through normal operations, the cash flows and liquidity necessary to meet our operating, investing and financing requirements. As noted above, the three most significant factors driving our current plans are the purchase and sale agreements, continued payments of principal and/or interest by our largest borrower and the public offering of Notes. If actual results differ materially from our current plan or if expected financing is not available, we believe we have the ability and intent to obtain funding and generate net worth through additional debt or equity infusions of cash, if needed. There can be no assurance, however, that we will be able to implement our strategies or obtain additional financing under favorable terms, if at all.

1. Description of Business and Basis of Presentation

Description of Business

Structure and Control Environment
Shepherd’s Finance, LLC and subsidiary (the “Company”, “we” or “our”) was originally formed as a Pennsylvania limited liability company on May 10, 2007. We are the sole member of a consolidating subsidiary, 84 REPA, LLC. The Company operated pursuant to an operating agreement by and among Daniel M. Wallach and the members of the Company from its inception through March 29, 2012, at which time it adopted an amended and restated operating agreement. Under the amended and restated operating agreement (as amended), we have three Managers, Daniel M. Wallach (who is also our Chief Executive Officer, “CEO”), and our independent Managers - Kenneth Summers and Bill Myrick.

The Managers, through the CEO when appropriate, have direct and exclusive control over the management of the Company’s operations. With respect to new loans, the Company locates potential customers, conducts due diligence, and negotiates and completes the transactions in which the loans are originated. Loans are either approved by the loan committee of the Board of Managers, or fit within guidelines created by that committee. The independent Managers comprise the audit committee and approve affiliate transactions. The Managers also deal with governance issues. The Managers, through the CEO when appropriate, perform, or arrange for the performance of, the management, advisory and administrative services required for Company operations. Such services include, without limitation, the administration of investor accounts, investor relations, accounting, and the preparation, review and dissemination of tax and other financial information. They also engage and manage the contractual relations with depositories, accountants, attorneys, insurers, banks and others, as required.

Description of Business
In late 2011, management elected to transform our business model. The Company lends money to residential homebuilders to construct single family homes, and to develop undeveloped land into residential building lots. The loans are extended to residential homebuilders and, as such, are commercial loans. We primarily fund our lending and operations by continued extension of Notes to the general public, which Notes are unsecured subordinated debt. We currently have six sources of capital:

	December 31, 2014	December 31, 2013
Capital Source
Purchase and sale agreement (executed December 24, 2014) with the Loan Purchaser which buys portions of some of our loans (those purchases are accounted for as a secured line of credit)	$–	$–
Secured line of credit from affiliates	–	–
Unsecured Notes through our Notes offer	5,427	1,739
Other unsecured debt	375	1,500
Preferred equity	1,000	–
Common equity	2,057	1,904

Total	$8,859	$5,143

Certain features of the purchase and sale agreement with the Loan Purchaser have added liquidity and flexibility, which have lessened the need for the lines of credit from affiliates. Eventually, the Company intends to permanently replace the lines of credit to affiliates with a secured line of credit from a bank or through other liquidity. The Company’s anticipated primary sources of liquidity going forward are a purchase and sale agreement with the Loan Purchaser, the continued extension of Notes to the general public, interest income and/or principal repayments related to the loans, as well as funds borrowed from affiliated creditors. The purchase and sale agreement became effective on December 24, 2014 and should allow for a significant increase in loan balances.

Liquidity and Capital Resources

Our operations are subject to certain risks and uncertainties, particularly related to the concentration of our current operations, the majority of which are to a single customer and geographic region, as well as the evolution of the current economic environment and its impact on the United States real estate and housing markets. Both the concentration of risk and the economic environment could directly or indirectly cause or magnify losses related to certain transactions and access to and cost of adequate financing.

The Company’s anticipated primary sources of liquidity going forward are:

•	The purchase and sale agreement with the Loan Purchaser, which became effective on December 24, 2014, and should allow for a significant increase in loan balances;
•
The continued extension of Notes to the general public through our public Notes offering, which was declared effective by the SEC on October 4, 2012, and has been registered and declared effective in 38 states as of both December 31, 2014 and 2013. We began to advertise in March 2013 and received an aggregate of approximately $5,427 and $1,739 in Notes proceeds as of December 31, 2014 and 2013, respectively (net of redemptions). We anticipate continuing our capital raising efforts in 2015, focusing on the efforts that have proven fruitful.;

•
Interest income and/or principal repayments related to the loans. The Company’s ability to fund its operations remains dependent upon the ability of our largest borrower, whose loan commitments represented 60% and 98% of our total outstanding loan commitments as of December 31, 2014 and 2013, respectively, to continue paying interest and/or principal. The risk of our largest customer not paying interest is mitigated in the short term by having an interest escrow, which had a balance of $249 and $255 as of December 31, 2014 and 2013, respectively. While a default by this large customer could impact our cash flow and/or profitability in the long term, we believe that, in the short term, a default might impact profitability, but not liquidity, as we are generally not receiving interest payments from the customer while he is performing (interest is being credited from his interest escrow);

•	Funds borrowed from affiliated creditors.

We generated net income of $293 and $24 for the years ended December 31, 2014 and 2013, respectively. At December 31, 2014 and 2013, we had cash on hand of $558 and $722, respectively, and our outstanding debt totaled $5,802 and $3,239, respectively, which was unsecured. As of December 31, 2014 and 2013, the amount that we have not loaned, but are obligated to potentially lend to our customers based on our agreements with them, was $1,745 and $1,449, respectively. Our availability on our line of credit from our members was $1,500 at both December 31, 2014 and 2013. While we have no borrowings yet under our purchase and sale agreement, we expect to have borrowings in the first quarter of 2015, which will add to our liquidity.

Our current plan is to expand the commercial lending program by using current liquidity and available funding (including funding from our Notes program). We have anticipated the costs of this expansion and the continuing costs of maintaining our public company status, and we anticipate generating, through normal operations, the cash flows and liquidity necessary to meet our operating, investing and financing requirements. As noted above, the three most significant factors driving our current plans are the purchase and sales agreement, continued payments of principal and/or interest by our largest borrower and the public offering of Notes. If actual results differ materially from our current plan or if expected financing is not available, we believe we have the ability and intent to obtain funding and generate net worth through additional debt or equity infusions of cash, if needed. There can be no assurance, however, that we will be able to implement our strategies or obtain additional financing under favorable terms, if at all.

Basis of Presentation

Principles of Consolidation  These consolidated financial statements include the consolidated accounts of the Company’s subsidiary and reflect all adjustments (all of which are normal recurring accruals) which are, in the opinion of management, necessary for a fair presentation of the consolidated financial position, operating results, and cash flows for the periods. All intercompany balances and transactions have been eliminated. Our consolidated results for the year ended December 31, 2014 and 2013 are not necessarily indicative of what our results will be for future years.

Classification The consolidated balance sheets of the Company are presented as unclassified to conform to industry practice for lending entities.

Use of Estimates The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. It is reasonably possible that market conditions could deteriorate, which could materially affect our consolidated financial position, results of operations and cash flows. Among other effects, such changes could result in the need to increase the amount of our allowance for loan losses.

Operating Segments Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 280, Segment Reporting, requires that the Company report financial and descriptive information about reportable segments and how these segments were determined. We determine the allocation of resources and performance of business units based on operating income, net income and operating cash flows. Segments are identified and aggregated based on products sold or services provided.. Based on these factors, we have determined that the Company’s operations are in one segment, commercial lending.